CONCESSION ARRANGEMENTS RIGHTS (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	$ 735,043
Ending Balance	848,681	$ 735,043
Service concession [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	2,805,314	2,390,702
Cost	591,955	676,419
Amortization of the year	(283,102)	(261,807)
Ending Balance	3,114,167	2,805,314
Accumulated depreciation, amortisation and impairment [member] | Service concession [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	(644,415)	(382,608)
Reclassification to PPE	841	(2,113)
Amortization of the year	(284,489)	(260,667)
Ending Balance	(927,517)	(644,415)
Withdrawals / Sales	630	973
Foreign exchange adjustment	(84)
Gross carrying amount [member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	1,053,851
Ending Balance	1,289,253	1,053,851
Gross carrying amount [member] | Service concession [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	3,449,729	2,773,310
Additions	610,909	612,179
Reclassification to PPE	(14,408)	68,591
Ending Balance	4,041,684	3,449,729
Withdrawals / Sales	(3,505)	(4,351)
Foreign exchange adjustment	(1,041)
Promigas SA [Member] | Service concession [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	2,118,200	1,734,733
Cost	176,125	485,455
Amortization of the year	(118,162)	(101,988)
Ending Balance	2,176,163	2,118,200
Promigas SA [Member] | Accumulated depreciation, amortisation and impairment [member] | Service concession [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	(251,731)	(149,743)
Reclassification to PPE	841	(2,111)
Amortization of the year	(119,549)	(100,850)
Ending Balance	(369,893)	(251,731)
Withdrawals / Sales	630	973
Foreign exchange adjustment	(84)
Promigas SA [Member] | Gross carrying amount [member] | Service concession [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	2,369,931	1,884,476
Additions	193,489	421,202
Reclassification to PPE	(14,408)	68,587
Ending Balance	2,546,056	2,369,931
Withdrawals / Sales	(1,915)	(4,334)
Foreign exchange adjustment	(1,041)
Concesionaria Vial de los Andes SA [Member] | Service concession [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	291,235	343,380
Cost	81,039	96,604
Amortization of the year	(153,212)	(148,749)
Ending Balance	219,062	291,235
Concesionaria Vial de los Andes SA [Member] | Accumulated depreciation, amortisation and impairment [member] | Service concession [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	(359,406)	(210,657)
Reclassification to PPE	0	0
Amortization of the year	(153,212)	(148,749)
Ending Balance	(512,618)	(359,406)
Withdrawals / Sales	0	0
Foreign exchange adjustment	0
Concesionaria Vial de los Andes SA [Member] | Gross carrying amount [member] | Service concession [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	650,641	554,037
Additions	82,629	96,621
Reclassification to PPE	0	0
Ending Balance	731,680	650,641
Withdrawals / Sales	(1,590)	(17)
Foreign exchange adjustment	0
Proyectos de infractructura SA [Member] | Service concession [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	245,101	243,435
Cost	29,305	11,153
Amortization of the year	(10,083)	(9,487)
Ending Balance	264,323	245,101
Proyectos de infractructura SA [Member] | Accumulated depreciation, amortisation and impairment [member] | Service concession [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	(28,458)	(18,971)
Reclassification to PPE	0	(2)
Amortization of the year	(10,083)	(9,485)
Ending Balance	(38,541)	(28,458)
Withdrawals / Sales	0	0
Foreign exchange adjustment	0
Proyectos de infractructura SA [Member] | Gross carrying amount [member] | Service concession [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	273,559	262,406
Additions	29,305	11,150
Reclassification to PPE	0	3
Ending Balance	302,864	273,559
Withdrawals / Sales	0	0
Foreign exchange adjustment	0
EPISOL S.A.S and Subsidiaries [Member] | Service concession [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	150,778	69,154
Cost	305,486	83,207
Amortization of the year	(1,645)	(1,583)
Ending Balance	454,619	150,778
EPISOL S.A.S and Subsidiaries [Member] | Accumulated depreciation, amortisation and impairment [member] | Service concession [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	(4,820)	(3,237)
Reclassification to PPE	0	0
Amortization of the year	(1,645)	(1,583)
Ending Balance	(6,465)	(4,820)
Withdrawals / Sales	0	0
Foreign exchange adjustment	0
EPISOL S.A.S and Subsidiaries [Member] | Gross carrying amount [member] | Service concession [Member]
Disclosure of detailed information about service concession arrangements [line items]
Begining Balance	155,598	72,391
Additions	305,486	83,206
Reclassification to PPE	0	1
Ending Balance	461,084	155,598
Withdrawals / Sales	0	$ 0
Foreign exchange adjustment	$ 0